Finance Cost - Schedule of Finance Cost (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Interest expenses on:
Bank borrowings
Operating lease obligation	21,836	11,859
Other borrowings	242,470
Convertible notes	819,601
Bank charges for investment securities		13
Total	$ 1,083,907	$ 11,872